UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-21969
                                                     ---------

                          The Gabelli Global Deal Fund
                ------------------------------------------------
               (Exact name of registrant as specified in charter)

                              One Corporate Center
                            Rye, New York 10580-1422
                ------------------------------------------------
               (Address of principal executive offices) (Zip code)

                                 Bruce N. Alpert
                               Gabelli Funds, LLC
                              One Corporate Center
                            Rye, New York 10580-1422
                ------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: 1-800-422-3554
                                                           --------------

                      Date of fiscal year end: December 31
                                              -------------

                    Date of reporting period: March 31, 2007
                                             ---------------

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.
The Schedule(s) of Investments is attached herewith.


                          THE GABELLI GLOBAL DEAL FUND

                              First Quarter Report
                                 March 31, 2007

TO OUR SHAREHOLDERS,

      Since it commenced operations on January 31, 2007, The Gabelli Global Deal Fund gained 0.68% on a net asset value ("NAV") basis while the 3 Month Treasury Bill Index rose 0.82% over the same period. The Fund's market price on March 31, 2007, was $19.55, which equates to a 1.88% premium to its NAV of $19.19.

      Enclosed is the investment portfolio as of March 31, 2007.

--------------------------------------------------------------------------------
                               PERFORMANCE RESULTS
                  SINCE INCEPTION OF INVESTMENT OPERATIONS (A)

                                   January 31, 2007  March 31, 2007    % change
                                   ----------------  --------------    --------
Net Asset Value ..................... $  19.06         $  19.19          0.68
NYSE Closing Price ..................    20.00            19.55         (2.25)
3 Month U.S. Treasury Bill Index (b)    641.996          647.265         0.82

(a) RETURNS REPRESENT PAST PERFORMANCE AND DO NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURNS AND THE PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE. WHEN SHARES ARE SOLD, THEY MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA PRESENTED. VISIT WWW.GABELLI.COM FOR PERFORMANCE INFORMATION AS OF THE MOST RECENT MONTH END. PERFORMANCE RETURNS FOR LESS THAN ONE YEAR ARE NOT ANNUALIZED. INVESTORS SHOULD CAREFULLY CONSIDER THE INVESTMENT OBJECTIVES, RISKS, CHARGES, AND EXPENSES OF THE FUND BEFORE INVESTING.
(b) THE 3 MONTH U.S. TREASURY BILL INDEX IS COMPRISED OF A SINGLE ISSUE PURCHASED AT THE BEGINNING OF THE MONTH AND HELD FOR A FULL MONTH. AT THE END OF THE MONTH, THAT ISSUE IS SOLD AND ROLLED INTO THE OUTSTANDING TREASURY BILL THAT MATURES CLOSEST TO, BUT NOT BEYOND 3 MONTHS FROM THE RE-BALANCING DATE. TO QUALIFY FOR SELECTION, AN ISSUE MUST HAVE SETTLED ON OR BEFORE THE RE-BALANCING (MONTH END) DATE. YOU CANNOT INVEST DIRECTLY IN AN INDEX.
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
We have separated the portfolio manager's commentary from the financial statements and investment portfolio due to corporate governance regulations stipulated by the Sarbanes-Oxley Act of 2002. We have done this to ensure that the content of the portfolio manager's commentary is unrestricted. The financial statements and investment portfolio are mailed separately from the commentary. Both the commentary and the financial statements, including the portfolio of investments, will be available on our website at www.gabelli.com.
--------------------------------------------------------------------------------

                          THE GABELLI GLOBAL DEAL FUND
                             SCHEDULE OF INVESTMENTS
                           MARCH 31, 2007 (UNAUDITED)

                                                    MARKET
     SHARES                                         VALUE
     ------                                         ------

               COMMON STOCKS -- 88.1%
               AEROSPACE -- 0.1%
      12,000   K&F Industries Holdings Inc.+.  $    323,160
                                               ------------
               AGRICULTURE -- 2.0%
       6,000   Agricore United...............        85,752
     120,000   Delta & Pine Land Co..........     4,944,000
     220,000   LESCO Inc.+...................     3,181,200
                                               ------------
                                                  8,210,952
                                               ------------
               AUTOMOTIVE -- 4.3%
     360,000   ADESA Inc.....................     9,946,800
      80,000   Bandag Inc....................     4,055,200
      60,000   Bandag Inc., Cl. A............     3,029,400
      10,000   Lear Corp.+...................       365,100
                                               ------------
                                                 17,396,500
                                               ------------
               COMMERCIAL SERVICES -- 3.6%
       3,000   Catalina Marketing Corp.......        94,740
      22,000   Central Parking Corp..........       487,960
     130,000   Educate Inc.+.................       995,800
     110,000   Laureate Education Inc.+......     6,486,700
      50,000   PHH Corp.+....................     1,528,000
     100,000   Sabre Holdings Corp., Cl. A...     3,275,000
       1,000   The ServiceMaster Co..........        15,390
      40,000   Vertrue Inc.+.................     1,924,400
                                               ------------
                                                 14,807,990
                                               ------------
               COMPUTER SOFTWARE AND SERVICES -- 10.5%
         500   Affiliated Computer Services Inc.,
                 Cl. A+ .....................        29,440
     400,000   Altiris Inc.+.................    13,164,000
       2,000   Dendrite International Inc.+..        31,320
     250,000   Hyperion Solutions Corp.+.....    12,957,500
       8,000   Jupitermedia Corp.+...........        52,960
       2,000   Keane Inc.+...................        27,160
      20,000   Kronos Inc.+..................     1,070,000
     150,000   MapInfo Corp.+................     3,019,500
     120,000   NetRatings Inc.+..............     2,496,000
     175,000   WebEx Communications Inc.+....     9,950,500
       5,000   Witness Systems Inc.+.........       134,750
                                               ------------
                                                 42,933,130
                                               ------------
               CONSUMER PRODUCTS -- 2.7%
      75,000   Altadis SA....................     4,816,054
      23,000   Herbalife Ltd.+...............       901,370
      72,000   John H. Harland Co............     3,688,560
      33,000   The Scotts Miracle-Gro Co.,
                 Cl. A ......................     1,452,990
      30,000   The Topps Co. Inc.............       291,600
                                               ------------
                                                 11,150,574
                                               ------------

                                                    MARKET
     SHARES                                         VALUE
     ------                                         ------

               DIVERSIFIED INDUSTRIAL -- 1.6%
       5,000   PW Eagle Inc..................  $    165,200
     200,000   Tyco International Ltd........     6,310,000
                                               ------------
                                                  6,475,200
                                               ------------
               ELECTRONICS -- 0.9%
      24,000   Alliance Semiconductor Corp.+        108,240
       1,000   Bel Fuse Inc., Cl. A..........        37,780
      25,000   Paxar Corp.+..................       717,500
      30,000   Techem AG.....................     2,210,155
      22,350   Trimble Navigation Ltd.+......       599,874
                                               ------------
                                                  3,673,549
                                               ------------
               ENERGY AND UTILITIES -- 14.7%
     700,400   Aquila Inc.+..................     2,927,672
      20,800   Cascade Natural Gas Corp......       548,080
     160,000   Duquesne Light Holdings Inc...     3,166,400
      51,000   Endesa SA.....................     2,757,825
      50,000   Giant Industries Inc.+........     3,782,500
      14,000   Hanover Compressor Co.+.......       311,500
     100,000   Hydril Co.+...................     9,624,000
     180,000   KeySpan Corp..................     7,407,000
     125,000   Kinder Morgan Inc.............    13,306,250
      20,000   Lone Star Technologies Inc.+..     1,320,600
      22,000   NorthWestern Corp.............       779,460
         500   REpower Systems AG+...........       101,524
     420,000   SEMCO Energy Inc.+............     3,200,400
     165,000   TXU Corp......................    10,576,500
                                               ------------
                                                 59,809,711
                                               ------------
               ENTERTAINMENT -- 0.2%
      50,000   Sunterra Corp.+...............       785,000
                                               ------------
               FINANCIAL SERVICES -- 8.7%
       2,000   21st Century Insurance Group..        42,400
       5,000   Banco BPI SA..................        43,415
      70,000   Bristol West Holdings Inc.....     1,551,900
     144,000   Compass Bancshares Inc........     9,907,200
       6,000   First Republic Bank...........       322,200
       5,000   Great American Financial
                 Resources Inc. .............       122,400
     200,000   Hub International Ltd.........     8,336,000
      95,000   Investors Financial Services
                 Corp. ......................     5,524,250
       1,000   Mid-State Bancshares..........        36,690
      10,000   Nikko Cordial Corp............       142,821
       2,000   Premier Community
                 Bankshares Inc. ............        65,500
       4,400   Sanyo Electric Credit Co. Ltd.       120,604
     280,000   TD Banknorth Inc..............     9,004,800
       1,000   USI Holdings Corp.+...........        16,850
                                               ------------
                                                 35,237,030
                                               ------------

               See accompanying notes to schedule of investments.

                          THE GABELLI GLOBAL DEAL FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                           MARCH 31, 2007 (UNAUDITED)

                                                    MARKET
     SHARES                                         VALUE
     ------                                         ------

               COMMON STOCKS (CONTINUED)
               FOOD AND BEVERAGE -- 1.5%
      10,000   Dean Foods Co.+...............  $    467,400
       4,680   Nissin Food Products Co. Ltd..       171,568
       1,000   Pathmark Stores Inc.+.........        12,800
     300,000   Wild Oats Markets Inc.+.......     5,460,000
                                               ------------
                                                  6,111,768
                                               ------------
               HEALTH CARE -- 12.1%
      19,400   Adeza Biomedical Corp.+.......       463,272
     115,000   Biomet Inc....................     4,886,350
      50,000   Biosite Inc.+.................     4,198,500
       1,000   Horizon Health Corp.+.........        19,550
     459,200   IntraLase Corp.+..............    11,470,816
     200,000   New River Pharmaceuticals Inc.+   12,726,000
     110,000   Sierra Health Services Inc.+..     4,528,700
       3,000   Tanox Inc.+...................        56,280
      70,000   Triad Hospitals Inc.+.........     3,657,500
     240,000   United Surgical Partners
                 International Inc.+.........     7,394,400
                                               ------------
                                                 49,401,368
                                               ------------
               HOTELS AND GAMING -- 2.9%
     100,000   Four Seasons Hotels Inc.......     8,030,000
      30,000   Harrah's Entertainment Inc....     2,533,500
      12,000   Station Casinos Inc...........     1,038,840
                                               ------------
                                                 11,602,340
                                               ------------
               MACHINERY -- 0.6%
       1,000   Fuji Robin Industries Ltd.+...         2,198
       2,000   SIG Holding AG+...............       714,315
      76,400   TB Wood's Corp................     1,881,732
                                               ------------
                                                  2,598,245
                                               ------------
               MATERIALS -- 0.8%
     150,000   Bairnco Corp..................     2,017,500
      15,000   Florida Rock Industries Inc...     1,009,350
       1,000   Rinker Group Ltd., ADR........        72,800
       1,000   St. Lawrence Cement Group
                 Inc., Cl. A ................        34,647
                                               ------------
                                                  3,134,297
                                               ------------
               MEDIA -- 2.5%
     100,000   APN News & Media Ltd..........       475,751
      40,000   Cablevision Systems Corp.,
                 Cl. A+ .....................     1,217,200
     215,000   Clear Channel
                 Communications Inc. ........     7,533,600
       1,000   Moscow CableCom Corp.+........        12,650
      24,000   Tribune Co....................       770,640
                                               ------------
                                                 10,009,841
                                               ------------

                                                    MARKET
     SHARES                                         VALUE
     ------                                         ------

               METALS AND MINING -- 1.4%
      30,000   LionOre Mining
                 International Ltd.+ ........  $    499,437
     110,000   Novelis Inc...................     4,852,100
      10,000   SXR Uranium One Inc.+.........       137,896
      10,000   UrAsia Energy Ltd.+...........        60,892
      20,000   Wolfden Resources Inc.+.......        64,963
                                               ------------
                                                  5,615,288
                                               ------------
               REAL ESTATE -- 3.3%
     459,500   Realogy Corp.+................    13,605,795
                                               ------------
               REAL ESTATE INVESTMENT TRUSTS -- 6.1%
     370,000   Longview Fibre Co.............     9,113,100
     450,000   New Plan Excel Realty Trust...    14,863,500
       5,000   Sunrise Senior Living Real Estate
                 Investment Trust............        72,932
      40,000   Winston Hotels Inc............       601,200
                                               ------------
                                                 24,650,732
                                               ------------
               RESTAURANTS -- 0.1%
      10,000   OSI Restaurant Partners Inc...       395,000
       6,000   The Smith & Wollensky Restaurant
                 Group Inc.+.................        59,880
                                               ------------
                                                    454,880
                                               ------------
               RETAIL -- 1.4%
       1,000   Claire's Stores Inc...........        32,120
     145,000   Dollar General Corp...........     3,066,750
       3,000   Edgars Consolidated Stores Ltd.       18,771
         953   Getaz Romang Holding SA.......       876,024
      12,000   Marufuru Co. Ltd..............        54,073
      71,500   Smart & Final Inc.+...........     1,556,555
                                               ------------
                                                  5,604,293
                                               ------------
               SPECIALTY CHEMICALS -- 2.1%
     249,700   MacDermid Inc.................     8,707,039
                                               ------------
               TELECOMMUNICATIONS -- 1.9%
       1,000   Aeroflex Inc.+................        13,150
       1,000   Applied Innovation Inc.+......         3,360
      46,900   Asia Satellite Telecommunications
                 Holdings Ltd., ADR..........     1,068,851
       1,000   BCE Inc.......................        28,280
      10,000   Compania Anomina Nacional
                 Telefonos de Venezuala, ADR        173,900
         500   Eschelon Telecom Inc.+........        14,450
     400,000   Portugal Telecom SGPS SA......     5,359,409
       4,900   Portugal Telecom SGPS SA, ADR.        65,856
       4,000   SafeNet Inc.+.................       113,200
      50,000   Tandberg Television ASA+......       871,954
                                               ------------
                                                  7,712,410
                                               ------------

               See accompanying notes to schedule of investments.

                          THE GABELLI GLOBAL DEAL FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                           MARCH 31, 2007 (UNAUDITED)

                                                    MARKET
     SHARES                                         VALUE
     ------                                         ------

               COMMON STOCKS (CONTINUED)
               TRANSPORTATION -- 2.1%
      17,500   General Maritime Corp.........  $    505,400
     140,000   Laidlaw International Inc.....     4,844,000
     100,000   Swift Transportation Co. Inc.+     3,116,000
       2,000   The Cronos Group..............        31,140
                                               ------------
                                                  8,496,540
                                               ------------
               TOTAL COMMON STOCKS...........   358,507,632
                                               ------------

               RIGHTS -- 0.0%
               ENERGY AND UTILITIES -- 0.0%
         500   REpower Systems AG,
                 expire 04/10/07+............         1,117
                                               ------------
     PRINCIPAL
      AMOUNT
     ---------

               SHORT-TERM OBLIGATIONS -- 11.9%
               REPURCHASE AGREEMENTS -- 6.2%
 $25,479,000   Daiwa Securities America Inc.,
                 5.290%, dated 03/30/07,
                 due 04/02/07,
                 proceeds at maturity,
                 $25,490,232 (a) ...........     25,479,000
                                               ------------
               U.S. TREASURY BILLS -- 5.7%
  23,099,000   U.S. Treasury Bill,
                 5.103%++, 05/03/07.........     23,000,143
                                               ------------
               TOTAL SHORT-TERM
                 OBLIGATIONS ...............     48,479,143
                                               ------------

   TOTAL INVESTMENTS -- 100.0%
     (Cost $407,143,938).....................  $406,987,892
                                               ============
   --------------
            Aggregate book cost..............  $407,143,938
                                               ============
            Gross unrealized appreciation....  $  2,282,243
            Gross unrealized depreciation....    (2,438,289)
                                               ------------
            Net unrealized appreciation
              (depreciation)                   $   (156,046)
                                               ============
   --------------
   (a) Collateralized by $11,057,000 Federal National Mortgage Association Discount Note, 5.357%++, due 12/28/07, market value $10,628,541 and
        $15,342,000 Federal National Mortgage Association, 4.875%, due 08/27/07, market value $15,361,178.
   +    Non-income producing security.
   ++   Represents annualized yield at date of purchase.
   ADR  American Depository Receipt

                                       % OF
                                      MARKET      MARKET
                                       VALUE      VALUE
                                      ------      ------
GEOGRAPHIC DIVERSIFICATION
North America.....................      93.2%  $379,120,996
Europe............................       4.4     17,848,789
Latin America.....................       2.1      8,454,121
Asia/Pacific......................       0.2      1,053,951
Japan.............................       0.1        491,264
South Africa......................       0.0         18,771
                                       -----   ------------
Total Investments.................     100.0%  $406,987,892
                                       =====   ============





               See accompanying notes to schedule of investments.

                          THE GABELLI GLOBAL DEAL FUND
                  NOTES TO SCHEDULE OF INVESTMENTS (UNAUDITED)

1. SECURITY VALUATION. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market's official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Trustees (the "Board") so determines, by such other method as the Board shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by Gabelli Funds, LLC.

Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Board if market conditions change significantly after the close of the foreign market but prior to the close of business on the day the securities are being valued. Debt instruments with remaining maturities of 60 days or less that are not credit impaired are valued at amortized cost, unless the Board determines such amount does not reflect the securities' fair value, in which case these securities will be fair valued as determined by the Board. Debt instruments having a maturity greater than 60 days for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price.

     Securities and assets for which market quotations are not readily available are fair valued as determined by the Board.

2. SWAP AGREEMENTS. The Fund may enter into equity swap transactions. The use of equity swaps is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio security transactions. An equity swap is a swap where a set of future cash flows are exchanged between two counterparties. One of these cash flow streams will typically be based on a reference interest rate combined with the performance of a notional value of shares of a stock. The other will be based on the performance of the shares of a stock. There is no assurance that the swap contract counterparties will be able to meet their obligations pursuant to the swap contracts, or that, in the event of default, the Fund will succeed in pursuing contractual remedies. The Fund thus assumes the risk that it may be delayed in or prevented from obtaining payments owed to it pursuant to the swap contracts. The creditworthiness of the swap contract counterparties is closely monitored in order to minimize the risk. Depending on the general state of short-term interest rates and the returns of the Fund's portfolio securities at that point in time, such a default could negatively affect the Fund's ability to make dividend payments for the common shares. In addition, at the time an equity swap transaction reaches its scheduled termination date, there is a risk that the Fund will not be able to obtain a replacement transaction or that the terms of the replacement will not be as favorable as on the expiring transaction. If this occurs, it could have a negative impact on the Fund's ability to make dividend payments.

     The use of derivative instruments involves, to varying degrees, elements of market and counterparty risk in excess of the amount recognized below. The change in value of swaps, including the accrual of periodic amounts of interest to be paid or received on swaps is reported as unrealized appreciation or depreciation.

     The Fund has entered into equity swaps with Bear Stearns Securities Corp. Details of the equity swaps at March 31, 2007 are as follows:

                                                                                                               NET
         NOTIONAL              EQUITY SECURITY             INTEREST RATE/              TERMINATION         UNREALIZED
          AMOUNT                  RECEIVED              EQUITY SECURITY PAID              DATE            APPRECIATION
          ------                  --------              --------------------              ----            ------------
                                Market Value            Overnight LIBOR plus
                              Appreciation on:      Market Value Depreciation on:
 1,802,898 British Pounds
     (300,000 Shares)          Corus Group plc             Corus Group plc              01/15/08             $ 6,000
$ 101,472 (85,000 Shares)    Crest Nicholson plc         Crest Nicholson plc            01/15/08               3,162
 4,839,529 British Pounds
     (425,000 Shares)        Gallaher Group plc          Gallaher Group plc             01/15/08              12,750
                                                                                                             -------
                                                                                                             $21,912
                                                                                                             =======

                         AUTOMATIC DIVIDEND REINVESTMENT
                        AND VOLUNTARY CASH PURCHASE PLANS

ENROLLMENT IN THE PLAN

It is the policy of The Gabelli Global Deal Fund (the "Fund") to automatically reinvest dividends payable to common shareholders. As a "registered" shareholder you automatically become a participant in the Fund's Automatic Dividend Reinvestment Plan (the "Plan"). The Plan authorizes the Fund to issue common shares to participants upon an income dividend or a capital gains distribution regardless of whether the shares are trading at a discount or a premium to net asset value. All distributions to shareholders whose shares are registered in their own names will be automatically reinvested pursuant to the Plan in additional shares of the Fund. Plan participants may send their share certificates to American Stock Transfer ("AST") to be held in their dividend reinvestment account. Registered shareholders wishing to receive their distributions in cash must submit this request in writing to:

                          The Gabelli Global Deal Fund
                           c/o American Stock Transfer
                                6201 15th Avenue
                               Brooklyn, NY 11219

     Shareholders requesting this cash election must include the shareholder's name and address as they appear on the share certificate. Shareholders with additional questions regarding the Plan or requesting a copy of the terms of the Plan may contact AST at (888) 422-3262.

     If your shares are held in the name of a broker, bank, or nominee, you should contact such institution. If such institution is not participating in the Plan, your account will be credited with a cash dividend. In order to participate in the Plan through such institution, it may be necessary for you to have your shares taken out of "street name" and re-registered in your own name. Once registered in your own name your distributions will be automatically reinvested. Certain brokers participate in the Plan. Shareholders holding shares in "street name" at participating institutions will have dividends automatically reinvested. Shareholders wishing a cash dividend at such institution must contact their broker to make this change.

     The number of common shares distributed to participants in the Plan in lieu of cash dividends is determined in the following manner. Under the Plan, whenever the market price of the Fund's common shares is equal to or exceeds net asset value at the time shares are valued for purposes of determining the number of shares equivalent to the cash dividends or capital gains distribution, participants are issued common shares valued at the greater of (i) the net asset value as most recently determined or (ii) 95% of the then current market price of the Fund's common shares. The valuation date is the dividend or distribution payment date or, if that date is not a New York Stock Exchange ("NYSE") trading day, the next trading day. If the net asset value of the common shares at the time of valuation exceeds the market price of the common shares, participants will receive common shares from the Fund valued at market price. If the Fund should declare a dividend or capital gains distribution payable only in cash, AST will buy common shares in the open market, or on the NYSE, or elsewhere, for the participants' accounts, except that AST will endeavor to terminate purchases in the open market and cause the Fund to issue shares at net asset value if, following the commencement of such purchases, the market value of the common shares exceeds the then current net asset value.

     The automatic reinvestment of dividends and capital gains distributions will not relieve participants of any income tax which may be payable on such distributions. A participant in the Plan will be treated for Federal income tax purposes as having received, on a dividend payment date, a dividend or distribution in an amount equal to the cash the participant could have received instead of shares.

VOLUNTARY CASH PURCHASE PLAN

     The Voluntary Cash Purchase Plan is yet another vehicle for our shareholders to increase their investment in the Fund. In order to participate in the Voluntary Cash Purchase Plan, shareholders must have their shares registered in their own name.

     Participants in the Voluntary Cash Purchase Plan have the option of making additional cash payments to AST for investments in the Fund's common shares at the then current market price. Shareholders may send an amount from $250 to $10,000. AST will use these funds to purchase shares in the open market on or about the 1st and 15th of each month. AST will charge each shareholder who participates a pro rata share of the brokerage commissions. Brokerage charges for such purchases are expected to be less than the usual brokerage charge for such transactions. It is suggested that any voluntary cash payments be sent to American Stock Transfer, 6201 15th Avenue, Brooklyn, NY 11219 such that AST receives such payments approximately 10 days before the investment date. Funds not received at least five days before the investment date shall be held for investment until the next purchase date. A payment may be withdrawn without charge if notice is received by AST at least 48 hours before such payment is to be invested.

     SHAREHOLDERS WISHING TO LIQUIDATE SHARES HELD AT AST must do so in writing or by telephone. Please submit your request to the above mentioned address or telephone number. Include in your request your name, address, and account number. The cost to liquidate shares is $1.00 per transaction as well as the brokerage commission incurred. Brokerage charges are expected to be less than the usual brokerage charge for such transactions.

     For more information regarding the Dividend Reinvestment Plan and Voluntary Cash Purchase Plan, brochures are available by calling (914) 921-5070 or by writing directly to the Fund.

     The Fund reserves the right to amend or terminate the Plan as applied to any voluntary cash payments made and any dividend or distribution paid subsequent to written notice of the change sent to the members of the Plan at least 90 days before the record date for such dividend or distribution. The Plan also may be amended or terminated by AST on at least 90 days' written notice to participants in the Plan.

                              TRUSTEES AND OFFICERS
                          THE GABELLI GLOBAL DEAL FUND
                    ONE CORPORATE CENTER, RYE, NY 10580-1422

TRUSTEES                                                              OFFICERS
Mario J. Gabelli, CFA                                                 Bruce N. Alpert
   CHAIRMAN & CHIEF EXECUTIVE OFFICER,                                   PRESIDENT
   GAMCO INVESTORS, INC.
                                                                      Carter W. Austin
Clarence A. Davis                                                        VICE PRESIDENT
   FORMER CHIEF OPERATING OFFICER & CHIEF
   FINANCIAL OFFICER, AMERICAN INSTITUTE OF                           Peter D. Goldstein
   CERTIFIED PUBLIC ACCOUNTANTS                                          CHIEF COMPLIANCE OFFICER

Anthony J. Colavita                                                   James E. McKee
   ATTORNEY-AT-LAW,                                                      SECRETARY
   ANTHONY J. COLAVITA, P.C.
                                                                      Sheila J. Moore
James P. Conn                                                            ASSISTANT VICE PRESIDENT AND OMBUDSMAN
   FORMER MANAGING DIRECTOR &
   CHIEF INVESTMENT OFFICER,                                          Agnes Mullady
   FINANCIAL SECURITY ASSURANCE HOLDINGS LTD.                            TREASURER

Mario d'Urso                                                          David I. Schachter
   CHAIRMAN, MITTEL CAPITAL MARKETS SPA                                  VICE PRESIDENT

Arthur V. Ferrara                                                     INVESTMENT ADVISER
   FORMER CHAIRMAN & CHIEF EXECUTIVE OFFICER,                         Gabelli Funds, LLC
   GUARDIAN LIFE INSURANCE COMPANY OF AMERICA                         One Corporate Center
                                                                      Rye, New York  10580-1422
Michael J. Melarkey
   PARTNER, LAW FIRM OF                                               CUSTODIAN
   AVANSINO, MELARKEY, KNOBEL & MULLIGAN                              Mellon Trust of New England, N.A.

Edward T. Tokar                                                       COUNSEL
   SENIOR MANAGING DIRECTOR,                                          Skadden, Arps, Slate, Meagher & Flom LLP
   BEACON TRUST COMPANY
                                                                      TRANSFER AGENT AND REGISTRAR
Salvatore J. Zizza                                                    American Stock Transfer and Trust Company
   CHAIRMAN, ZIZZA & CO., LTD.
                                                                      STOCK EXCHANGE LISTING
                                                                                                         Common
                                                                                                         ------
                                                                      NYSE-Symbol:                         GDL
                                                                      Shares Outstanding:              21,250,000

                                                                      The Net Asset Value per share
                                                                      appears in the Publicly Traded
                                                                      Funds column, under the
                                                                      heading "Specialized Equity
                                                                      Funds," in Monday's The Wall
                                                                      Street Journal. It is also
                                                                      listed in Barron's Mutual
                                                                      Funds/Closed End Funds section
                                                                      under the heading "Specialized
                                                                      Equity Funds."

                                                                      The Net Asset Value per share
                                                                      may be obtained each day by
                                                                      calling (914) 921-5070.


--------------------------------------------------------------------------------
For general information about the Gabelli Funds, call 800-GABELLI (800-422-3554), fax us at 914-921-5118, visit Gabelli Funds' Internet homepage at: WWW.GABELLI.COM, or e-mail us at: closedend@gabelli.com
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Notice is hereby given in accordance with Section 23(c) of the Investment Company Act of 1940, as amended, that the Fund may, from time to time, purchase its common shares in the open market when the Fund's shares are trading at a discount of 7.5% or more from the net asset value of the shares.
--------------------------------------------------------------------------------

THE GABELLI GLOBAL DEAL FUND
ONE CORPORATE CENTER
RYE, NY 10580-1422
(914) 921-5070
WWW.GABELLI.COM




                                                     FIRST QUARTER REPORT
                                                           MARCH 31, 2007




                                                                     GDL Q1/2007

ITEM 2. CONTROLS AND PROCEDURES.

         (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

         (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The Gabelli Global Deal Fund
            --------------------------------------------------------------------

By (Signature and Title)*  /s/ Bruce N. Alpert
                         -------------------------------------------------------
                           Bruce N. Alpert, Principal Executive Officer


Date     May 22, 2007
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ Bruce N. Alpert
                         -------------------------------------------------------
                           Bruce N. Alpert, Principal Executive Officer


Date     May 22, 2007
    ----------------------------------------------------------------------------


By (Signature and Title)*  /s/ Agnes Mullady
                         -------------------------------------------------------
                          Agnes Mullady, Principal Financial Officer & Treasurer


Date     May 22, 2007
    ----------------------------------------------------------------------------




* Print the name and title of each signing officer under his or her signature.